UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Strategic Partners
Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Strategic Partners Equity Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.9%
COMMON STOCKS
Aerospace & Defense 2.6%
230,183	Boeing Co.	$11,882,046
9,908	General Dynamics Corp.	1,011,607
136,982	Honeywell International, Inc.	4,912,175
306,174	Lockheed Martin Corp.(b)	17,078,386
18,646	Northrop Grumman Corp.	994,391
143,300	Raytheon Co.	5,442,534
40,234	United Technologies Corp.	3,757,051

		45,078,190
Air Freight & Couriers 0.2%
35,485	United Parcel Service, Inc. (Class B)	2,694,021
Airlines
4,349	Southwest Airlines Co.	59,233
Automobiles 0.2%
31,113	Ford Motor Co.	437,138
18,708	General Motors Corp.	794,716
30,299	Harley-Davidson, Inc.	1,800,972

		3,032,826
Beverages 1.1%
45,652	Anheuser-Busch Companies, Inc.	2,280,317
79,129	Coca-Cola Co.	3,169,117
25,419	Pepsi Bottling Group, Inc.	690,126
263,566	PepsiCo, Inc.	12,822,486

		18,962,046
Biotechnology 2.9%
387,569	Amgen, Inc.(a)	21,967,411
10,328	Biogen Idec, Inc.(a)	631,764
84,300	Genentech, Inc.(a)	4,419,006
8,388	Genzyme Corp.(a)	456,391
360,658	Gilead Sciences, Inc.(a)	13,481,396
308,700	MedImmune, Inc.(b)	7,316,190
61,900	OSI Pharmaceuticals, Inc.(a)	3,804,374

		52,076,532
Building Products 0.3%
136,000	American Standard Cos., Inc.(a)	5,291,760
7,478	Masco Corp.	258,215

		5,549,975
Capital Markets 3.2%
376,036	Bank of New York Co., Inc.	10,968,970
206,935	Goldman Sachs Group, Inc.	19,294,620
114,849	Lehman Brothers Holdings, Inc.	9,155,762

Strategic Partners Equity Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value
359,325	Merrill Lynch & Co., Inc.	$17,865,639

		57,284,991
Chemicals 0.3%
11,029	Air Products & Chemicals, Inc.	599,757
35,341	Dow Chemical Co.	1,596,706
32,112	E.I. du Pont de Nemours & Co.	1,374,394
7,423	Ecolab, Inc.	233,379
17,102	Monsanto Co.	622,855
4,649	PPG Industries, Inc.	284,891
20,241	Praxair, Inc.	865,100
7,658	Rohm & Haas Co.	329,064

		5,906,146
Commercial Banks 4.1%
803,168	Bank of America Corp.	34,801,269
62,700	Comerica, Inc.	3,721,245
51,656	Mellon Financial Corp.	1,430,355
30,517	North Fork Bancorporation, Inc.	1,356,481
21,876	SouthTrust Corp.	911,354
170,632	US Bancorp	4,931,265
178,779	Wachovia Corp.	8,393,674
42,029	Washington Mutual, Inc.	1,642,493
261,410	Wells Fargo & Co.	15,587,878

		72,776,014
Commercial Services & Supplies 1.1%
91,300	Apollo Group, Inc. (Class A)(b)	6,698,681
8,425	Automatic Data Processing, Inc.	348,121
70,800	Avery Dennison Corp.	4,657,224
48,143	Cendant Corp.	1,039,889
2,665	Certegy, Inc.	99,165
45,620	Corinthian Colleges, Inc.(a)	614,957
50,367	First Data Corp.	2,190,964
24,580	Fiserv, Inc.(a)	856,859
17,632	Iron Mountain, Inc.(a)	596,843
112,996	Waste Management, Inc.	3,089,311

		20,192,014
Communications Equipment 2.9%
2,313,400	ADC Telecommunications, Inc.(a)	4,187,254
35,020	Avaya, Inc.(a)	488,179
1,340,214	Cisco Systems, Inc.(a)	24,257,873
10,275	Comverse Technology, Inc.(a)	193,478
82,744	Corning, Inc.(a)	916,804
81,873	Motorola, Inc.	1,476,989
7,706	Nokia Corp. ADR (Finland)	105,726
1,831,600	Nortel Networks Corp. (Canada)(a)	6,227,440
57,300	Polycom, Inc.(a)	1,135,686
220,347	QUALCOMM, Inc.	8,602,347
49,800	Research In Motion Ltd. (Canada)(a)	3,801,732

Strategic Partners Equity Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value
		$51,393,508
Computers & Peripherals 2.7%
301,830	Dell, Inc.(a)	10,745,148
155,289	EMC Corp.(a)	1,792,035
349,711	Hewlett-Packard Co.	6,557,081
313,807	IBM Corp.	26,905,812
4,852	Lexmark International, Inc.(a)	407,617
114,904	Sun Microsystems, Inc.(a)	464,212

		46,871,905
Consumer Finance 1.6%
522,915	American Express Co.	26,909,206
35,917	SLM Corp.	1,601,898

		28,511,104
Containers & Packaging 0.6%
9,672	Pactiv Corp.(a)	224,874
135,200	Smurfit-Stone Container Corp.(a)	2,618,824
105,500	Temple-Inland, Inc.	7,084,325

		9,928,023
Diversified Financial Services 5.1%
30,681	Capital One Financial Corp.	2,267,326
291,440	Citigroup, Inc.	12,858,333
66,140	Fannie Mae	4,193,276
119,221	Freddie Mac	7,777,978
890,607	JP Morgan Chase & Co.	35,383,816
243,185	MBNA Corp.	6,128,262
61,322	Morgan Stanley	3,023,174
432,666	Principal Financial Group, Inc.(b)	15,562,996
71,711	State Street Corp.	3,062,777

		90,257,938
Diversified Manufacturing Operations
4,455	ITT Industries, Inc.	356,355
Diversified Telecommunication Services 1.2%
58,540	BellSouth Corp.	1,587,605
34,806	Citizens Communications Co.	466,053
502,877	SBC Communications, Inc.	13,049,658
72,640	Sprint Corp. (FON Group)	1,462,243
101,269	Verizon Communications, Inc.	3,987,973

		20,553,532
Electric Utilities 1.3%
7,450	Ameren Corp.	343,818
19,085	American Electric Power Co., Inc.	609,957
6,201	Consolidated Edison, Inc.	260,690
15,709	Dominion Resources, Inc.	1,025,012
3,776	DTE Energy Co.	159,310

Strategic Partners Equity Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value
11,959	Edison International	$317,033
12,125	Entergy Corp.	734,896
323,080	Exelon Corp.	11,853,805
99,866	FirstEnergy Corp.	4,102,495
7,406	FPL Group, Inc.	505,978
4,986	Progress Energy, Inc.	211,107
4,594	Public Service Enterprise Group, Inc.	195,704
31,951	Southern Co.	957,891
23,360	The AES Corp.(a)	233,366
16,217	TXU Corp.	777,119

		22,288,181
Electrical Equipment (0.05)
32,743	Molex, Inc. (Class A)	861,468
Electronic Equipment & Instruments 0.7%
588,533	Agilent Technologies, Inc.(a)	12,694,657
31,475	Sanmina-SCI Corp.(a)	221,899
35,879	Solectron Corp.(a)	177,601

		13,094,157
Energy Equipment & Services 3.2%
402,900	BJ Services Co.(a)	21,115,989
169,600	ENSCO International, Inc.	5,540,832
129,500	GlobalSantaFe Corp.	3,969,175
50,609	Halliburton Co.	1,705,017
209,151	Schlumberger Ltd.	14,077,954
185,500	Weatherford International Ltd.(a)	9,464,210

		55,873,177
Food & Staples Retailing 1.8%
94,060	Costco Wholesale Corp.	3,909,133
12,157	Safeway, Inc.(a)	234,752
25,789	SYSCO Corp.	771,607
696,746	The Kroger Co.(a)	10,813,498
21,123	Walgreen Co.	756,837
178,900	Whole Foods Market, Inc.	15,347,831

		31,833,658
Food Products 0.8%
29,232	H.J. Heinz Co.	1,052,937
22,877	Hershey Foods Corp.	1,068,585
161,064	Kellogg Co.	6,870,990
195,383	Sara Lee Corp.	4,466,455
7,352	Wm. Wrigley Jr. Co.	465,455

		13,924,422
Gas Utilities 0.6%
599,100	El Paso Corp.	5,505,729
6,019	Kinder Morgan, Inc.	378,114
202,700	NiSource, Inc.	4,258,727

Strategic Partners Equity Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value
11,550	Sempra Energy	$417,994

		10,560,564
Healthcare Equipment & Supplies 1.4%
5,190	Baxter International, Inc.	166,910
36,857	Boston Scientific Corp.(a)	1,464,329
79,400	Fisher Scientific International, Inc.(a)	4,631,402
213,009	Guidant Corp.	14,067,114
58,463	Medtronic, Inc.	3,034,230
17,981	Smith & Nephew PLC ADR (United Kingdom)	833,419
16,014	Zimmer Holdings, Inc.(a)	1,265,747

		25,463,151
Healthcare Providers & Services 1.1%
10,168	Aetna, Inc.	1,016,088
15,412	Cardinal Health, Inc.	674,583
436,300	Caremark Rx, Inc.(a)	13,992,141
3,893	Quest Diagnostics, Inc.	343,441
44,370	UnitedHealth Group, Inc.	3,271,844

		19,298,097
Hotels Restaurants & Leisure 0.9%
24,402	Carnival Corp.	1,153,971
13,014	International Game Technology, Inc.	467,853
9,303	Marriott International, Inc. (Class A)	483,384
169,583	McDonald’s Corp.	4,753,411
201,600	Starbucks Corp.(a)(b)	9,164,736

		16,023,355
Household Durables 0.4%
3,177	Black & Decker Corp.	246,027
4,349	Centex Corp.	219,450
5,618	Fortune Brands, Inc.	416,238
1,830	KB HOME	154,617
7,499	Leggett & Platt, Inc.	210,722
2,970	Maytag Corp.	54,559
217,664	Newell Rubbermaid, Inc.	4,361,986
4,367	Pulte Homes, Inc.	268,003
2,334	Snap-on, Inc.	64,325
3,395	Stanley Works	144,389
2,573	Whirlpool Corp.	154,612

		6,294,928
Household Products 1.6%
24,809	Clorox Co.	1,322,320
19,265	Colgate-Palmolive Co.	870,393
164,332	Kimberly-Clark Corp.	10,614,204
292,730	Procter & Gamble Co.	15,842,547

		28,649,464

Strategic Partners Equity Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Industrial Conglomerates 3.9%
40,848	3M Co.	3,266,614
1,299,300	General Electric Co.	43,630,494
740,165	Tyco International Ltd. (Bermuda)	22,693,459

		69,590,567
Insurance 4.2%
29,282	ACE Ltd.	1,173,037
59,938	Allstate Corp.	2,876,424
596,169	American International Group, Inc.	40,533,530
60	Berkshire Hathaway, Inc. (Class A)(a)	5,199,000
81,379	Chubb Corp.	5,719,316
22,191	Hartford Financial Services Group, Inc.	1,374,289
222,900	Loews Corp.	13,039,650
87,052	MetLife, Inc.	3,364,560

		73,279,806
Internet & Catalog Retail 1.2%
229,195	eBay, Inc.(a)(b)	21,072,189
5,304	GTECH Holdings Corp.	134,297
2,013	IAC/InterActiveCorp(a)	44,326

		21,250,812
Internet Software & Services 1.6%
813,212	Yahoo!, Inc.(a)(b)	27,576,019
IT Consulting & Services 0.4%
15,113	Affiliated Computer Services, Inc. (Class A)(a)	841,341
185,375	Paychex, Inc.	5,589,056

		6,430,397
Leisure Equipment & Products 0.3%
258,100	Mattel, Inc.	4,679,353
Machinery 0.9%
22,089	Caterpillar, Inc.	1,777,060
59,392	Danaher Corp.	3,045,622
22,229	Deere & Co.	1,434,882
30,649	Dover Corp.	1,191,326
25,149	Eaton Corp.	1,594,698
8,335	Illinois Tool Works, Inc.	776,572
11,274	Ingersoll-Rand Co. (Class A) (Bermuda)	766,294
82,800	Navistar International Corp.(a)	3,079,332
22,547	PACCAR, Inc.	1,558,449

		15,224,235
Media 3.2%
29,308	Clear Channel Communications, Inc.	913,530
205,442	Comcast Corp. (Class A)(a)	5,801,682
111,298	Comcast Corp. (Special Class A)(a)	3,107,440
8,655	Gannett Co., Inc.	724,943

Strategic Partners Equity Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value
487,591	Liberty Media Corp. (Class A)(a)	$4,251,794
27,581	Liberty Media International, Inc. (Class A)(a)	920,157
5,770	McGraw-Hill Cos., Inc.	459,811
9,685	New York Times Co. (Class A)	378,683
14,829	Omnicom Group, Inc.	1,083,407
494,600	The DIRECTV Group, Inc.(a)	8,700,014
113,300	The News Corp. Ltd. ADR (Australia)	3,549,689
164,206	Time Warner, Inc.(a)	2,650,285
13,357	Tribune Co.	549,641
421,200	Univision Communications, Inc. (Class A)(a)(b)	13,314,132
270,746	Viacom, Inc. (Class B)	9,086,236
52,592	Walt Disney Co.	1,185,950

		56,677,394
Metals & Mining 5.2%
4,120	Alcan, Inc. (Canada)	196,936
601,913	Alcoa, Inc.	20,218,258
736,700	Alumina Ltd. ADR (Australia)(b)	12,052,412
215,800	Barrick Gold Corp.	4,540,432
936,300	Companhia Vale do Rio Doce ADR (Brazil)(b)	21,038,661
545,354	Freeport-McMoRan Copper & Gold, Inc. (Class B)(b)	22,086,837
257,453	Newmont Mining Corp.(b)	11,721,835
8,693	Phelps Dodge Corp.	800,017

		92,655,388
Multi-line Retail 1.6%
45,737	Family Dollar Stores, Inc.	1,239,473
10,434	Federated Department Stores, Inc.	474,017
15,777	Kohl’s Corp.(a)	760,294
333,540	Target Corp.	15,092,685
187,653	Wal-Mart Stores, Inc.(d)	9,983,139

		27,549,608
Multi-Utilities 0.1%
6,388	Cinergy Corp.	252,965
11,861	Constellation Energy Group, Inc.	472,542
32,525	Duke Energy Co.	744,497
23,258	PG&E Corp.(a)	707,043
10,193	PPL Corp.	480,906

		2,657,953
Office Electronics 0.6%
696,500	Xerox Corp.(a)(b)	9,806,720
Oil & Gas 7.3%
264,950	Apache Corp.	13,276,645
42,073	Burlington Resources, Inc.	1,716,578
169,181	ChevronTexaco Corp.	9,074,869
23,538	ConocoPhillips	1,950,123
14,254	Devon Energy Corp.	1,012,177
570,783	Exxon Mobil Corp.(d)	27,585,942
153,300	Kerr-McGee Corp.	8,776,425

Strategic Partners Equity Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value
264,900	Nexen, Inc. (Canada)	$11,070,171
28,561	Occidental Petroleum Corp.	1,597,417
708,300	Suncor Energy, Inc.	22,610,975
294,400	Total SA ADR (France)(b)	30,078,848
7,844	Transocean, Inc. (Cayman Islands)(a)	280,658

		129,030,828
Paper & Forest Products 0.4%
159,156	International Paper Co.	6,431,494
11,083	Weyerhaeuser Co.	736,798

		7,168,292
Personal Products 1.0%
295,800	Avon Products, Inc.	12,920,544
113,100	Estee Lauder Cos., Inc. (Class A)	4,727,580
19,700	Gillette Co.	822,278

		18,470,402
Pharmaceuticals 9.1%
78,798	Abbott Laboratories	3,337,883
144,700	Allergan, Inc.	10,497,985
217,300	AstraZeneca PLC ADR (United Kingdom)(b)	8,937,549
15,251	Barr Pharmaceuticals, Inc.(a)	631,849
252,686	Eli Lilly & Co.	15,173,794
25,927	Forest Laboratories, Inc.(a)	1,166,197
151,600	GlaxoSmithKline PLC ADR (United Kingdom)	6,629,468
171,125	IVAX Corp.(a)(b)	3,277,044
137,058	Johnson & Johnson	7,720,477
15,541	Medco Health Solutions, Inc.(a)	480,217
62,276	Merck & Co., Inc.	2,055,108
255,200	Novartis AG ADR (Switzerland)	11,910,184
1,190,538	Pfizer, Inc.(d)	36,430,463
142,600	Roche Holding AG ADR (Switzerland)	14,731,635
248,300	Schering-Plough Corp.	4,732,598
371,400	Sepracor, Inc.(a)(b)	18,116,892
330,077	Teva Pharmaceutical Industries Ltd. ADR (Israel)	8,565,498
178,944	Wyeth	6,692,506

		161,087,347
Road & Rail 0.1%
29,637	Burlington Northern, Inc.	1,135,394
3,544	Union Pacific Corp.	207,678

		1,343,072
Semiconductors & Semiconductor Equipment 3.7%
24,232	Analog Devices, Inc.	939,717
203,800	Applied Materials, Inc.(a)	3,360,662
13,861	Freescale Semiconductor, Inc. (Class A)	198,212
1,068,171	Intel Corp.	21,427,510
16,980	KLA-Tencor Corp.(a)	704,331
16,878	Linear Technology Corp.	611,659

Strategic Partners Equity Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value
384,500	Marvell Technology Group Ltd. (Bermuda)(a)(b)	$10,046,985
207,000	Maxim Integrated Products, Inc.	8,754,030
475,696	National Semiconductor Corp.(a)	7,368,531
21,021	Novellus Systems, Inc.(a)	558,948
27,935	NVIDIA Corp.(a)	405,616
316,352	Texas Instruments, Inc.	6,731,971
124,218	Xilinx, Inc.	3,353,886

		64,462,058
Software 6.5%
5,812	Adobe Systems, Inc.	287,520
216,300	BMC Software, Inc.(a)	3,419,703
313,300	Electronic Arts, Inc.(a)(b)	14,408,667
7,226	Intuit, Inc.(a)	328,060
219,600	Mercury Interactive Corp.(a)	7,659,648
2,176,028	Microsoft Corp.	60,167,174
106,500	NAVTEQ(a)	3,795,660
34,184	Novell, Inc.(a)	215,701
505,472	Oracle Corp.(a)	5,701,724
13,121	PeopleSoft, Inc.(a)	260,452
240,900	SAP AG ADR (Germany)	9,383,055
64,922	Siebel Systems, Inc.(a)	489,512
149,900	Symantec Corp.(a)(b)	8,226,512

		114,343,388
Specialty Retail 1.3%
242,148	Bed Bath & Beyond, Inc.(a)	8,986,112
143,050	Best Buy Co., Inc.	7,759,032
10,347	Gap, Inc.	193,489
89,572	Home Depot, Inc.	3,511,223
53,864	Lowe’s Cos., Inc.	2,927,508
10,186	Staples, Inc.(a)	303,747

		23,681,111
Textiles & Apparel 0.1%
9,100	NIKE, Inc. (Class B)	717,080
12,648	Ross Stores, Inc.	296,469

		1,013,549
Tobacco 0.7%
269,542	Altria Group, Inc.	12,679,256
Wireless Telecommunication Services 0.6%
381,300	AT&T Wireless Services, Inc.(a)	5,635,614
157,047	Nextel Communications, Inc. (Class A)(a)	3,744,001
55,702	Vodafone Group PLC ADR (United Kingdom)	1,342,975

		10,722,590

	Total long-term investments (cost $1,463,397,367)	1,727,029,120

Strategic Partners Equity Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value
SHORT-TERM INVESTMENT 12.0%
Mutual Fund
212,184,106	Dryden Core Investment Fund-Taxable Money Market Series
	(cost $212,184,106)(c)	$212,184,106

	Total Investments 109.9%
	(cost $1,675,581,473)(f)	1,939,213,226
	Variation Margin on Open Futures Contracts, Net(e)	(940)
	Liabilities in excess of other assets (including cash collateral for securities on loan of $172,965,354) ( 9.9%)	(175,061,992)

	Net Assets 100%	$1,764,150,294

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $168,042,233; cash collateral of $172,965,354 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Portion of securities segregated as collateral for financial futures contracts.

(e)	Open futures contracts as of September 30, 2004 was as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2004	Unrealized Appreciation
	Long Positions:
11	S&P 500 Index	Dec. 04	$3,057,116	$3,065,975	$8,859

(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$1,718,770,145	$264,236,850	$43,793,769	$220,443,081

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

ADR – American Depository Receipt.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotation.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Equity Fund, Inc.

By (Signature and Title)*	/s/ WILLIAM V. HEALEY
William V. Healey
Chief Legal Officer

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.